Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VELA Funds
Entity Central Index Key	0001815493
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000234952
Shareholder Report [Line Items]
Fund Name	VELA Income Opportunities Fund
Class Name	Class A
Trading Symbol	VIOAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A
Without Load	4.72%	2.73%
With Load	-0.56%	1.23%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	10.14%	7.14%
Russell 3000® Index	17.41%	12.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 31, 2022
AssetsNet	$ 35,111,260
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 164,611
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,111,260 Number of Portfolio Holdings131 Advisory Fee $164,611 Portfolio Turnover56%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CSX Corp.	2.2%
Greenbrier Companies, Inc. (The)	2.1%
Copa Holdings, S.A.	2.0%
Medtronic PLC	2.0%
Sysco Corp.	2.0%
PepsiCo, Inc.	1.9%
Johnson & Johnson	1.8%
Genuine Parts Co.	1.5%
MPLX LP	1.5%
Accenture PLC	1.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-%
Money Market Funds	0.7%
Materials	2.4%
Utilities	2.5%
Communications	3.1%
Real Estate	4.8%
Technology	5.3%
Consumer Staples	5.4%
Energy	8.3%
Health Care	9.3%
Industrials	16.0%
Consumer Discretionary	18.2%
Financials	24.0%

C000234953
Shareholder Report [Line Items]
Fund Name	VELA Income Opportunities Fund
Class Name	Class I
Trading Symbol	VIOIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	4.98%	3.00%
Russell 3000® Index	17.41%	12.74%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	10.14%	7.14%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 31, 2022
AssetsNet	$ 35,111,260
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 164,611
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,111,260 Number of Portfolio Holdings131 Advisory Fee $164,611 Portfolio Turnover56%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CSX Corp.	2.2%
Greenbrier Companies, Inc. (The)	2.1%
Copa Holdings, S.A.	2.0%
Medtronic PLC	2.0%
Sysco Corp.	2.0%
PepsiCo, Inc.	1.9%
Johnson & Johnson	1.8%
Genuine Parts Co.	1.5%
MPLX LP	1.5%
Accenture PLC	1.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-%
Money Market Funds	0.7%
Materials	2.4%
Utilities	2.5%
Communications	3.1%
Real Estate	4.8%
Technology	5.3%
Consumer Staples	5.4%
Energy	8.3%
Health Care	9.3%
Industrials	16.0%
Consumer Discretionary	18.2%
Financials	24.0%

C000221920
Shareholder Report [Line Items]
Fund Name	VELA International Fund
Class Name	Class A
Trading Symbol	VEILX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.36%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	19.34%	11.95%	11.95%
With Load	13.34%	10.80%	10.80%
MSCI WORLD ex USA Index	16.03%	11.60%	11.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 68,507,860
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 424,784
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,507,860 Number of Portfolio Holdings58 Advisory Fee $424,784 Portfolio Turnover35%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	5.1%
Energy	5.4%
Financials	6.4%
Money Market Funds	7.3%
Health Care	8.2%
Industrials	9.9%
Technology	13.2%
Consumer Discretionary	13.4%
Materials	13.4%
Consumer Staples	17.8%

C000221919
Shareholder Report [Line Items]
Fund Name	VELA International Fund
Class Name	Class I
Trading Symbol	VEITX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class I	19.67%	12.27%	12.27%
MSCI WORLD ex USA Index	16.03%	11.60%	11.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 68,507,860
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 424,784
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,507,860 Number of Portfolio Holdings58 Advisory Fee $424,784 Portfolio Turnover35%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	5.1%
Energy	5.4%
Financials	6.4%
Money Market Funds	7.3%
Health Care	8.2%
Industrials	9.9%
Technology	13.2%
Consumer Discretionary	13.4%
Materials	13.4%
Consumer Staples	17.8%

C000221922
Shareholder Report [Line Items]
Fund Name	VELA Large Cap Plus Fund
Class Name	Class A
Trading Symbol	VELAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	5.28%	13.73%	13.73%
With Load	0.01%	12.56%	12.56%
Russell 1000® Index	17.75%	15.99%	15.99%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 69,026,879
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 416,643
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,026,879 Number of Portfolio Holdings128 Advisory Fee $416,643 Portfolio Turnover67%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Johnson & Johnson	3.8%
Meta Platforms, Inc. - Class A	3.3%
Citigroup, Inc.	3.2%
Thermo Fisher Scientific, Inc.	2.7%
Berkshire Hathaway, Inc. - Class B	2.7%
Infineon Technologies AG - ADR	2.4%
Booking Holdings, Inc.	2.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Materials	1.2%
Purchased Options	2.0%
Money Market Funds	3.3%
Consumer Staples	3.6%
Energy	5.1%
Industrials	11.7%
Consumer Discretionary	12.2%
Financials	12.6%
Communications	13.4%
Health Care	14.2%
Technology	25.3%

C000221921
Shareholder Report [Line Items]
Fund Name	VELA Large Cap Plus Fund
Class Name	Class I
Trading Symbol	VELIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	5.57%	14.01%	14.01%
Russell 1000® Index	17.75%	15.99%	15.99%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 69,026,879
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 416,643
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,026,879 Number of Portfolio Holdings128 Advisory Fee $416,643 Portfolio Turnover67%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.9%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Johnson & Johnson	3.8%
Meta Platforms, Inc. - Class A	3.3%
Citigroup, Inc.	3.2%
Thermo Fisher Scientific, Inc.	2.7%
Berkshire Hathaway, Inc. - Class B	2.7%
Infineon Technologies AG - ADR	2.4%
Booking Holdings, Inc.	2.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Materials	1.2%
Purchased Options	2.0%
Money Market Funds	3.3%
Consumer Staples	3.6%
Energy	5.1%
Industrials	11.7%
Consumer Discretionary	12.2%
Financials	12.6%
Communications	13.4%
Health Care	14.2%
Technology	25.3%

C000246925
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class A
Trading Symbol	VASDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	4.62%	4.84%
With Load	-0.60%	1.87%
Bloomberg 1-3 Year US Government/Credit Index	4.12%	5.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	4.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 37,140,573
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 91,452
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,140,573 Number of Portfolio Holdings126 Advisory Fee $91,452 Portfolio Turnover45%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Royal Caribbean Group, 6.250%, 03/15/32	1.3%
United States Treasury Note/Bond, 4.625%, 11/15/26	1.2%
United States Treasury Note, 4.375%, 12/15/26	1.2%
Oaktree Strategic Credit Fund, 8.400%, 11/14/28	1.2%
Cantor Fitzgerald LP, 7.200%, 12/12/28	1.2%
Essent Group, Ltd., 6.250%, 07/01/29	1.1%
Amer Sports, Inc., 6.750%, 02/16/31	1.1%
Assured Guaranty US Holdings, Inc., 6.679%, 12/15/66	1.1%
Antares Holdings LP, 6.250%, 10/23/29	1.1%
EQT Corp., 7.500%, 06/01/27	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Asset Backed Securities	3.8%
Materials	1.2%
Utilities	1.4%
Communications	1.8%
Money Market Funds	2.2%
Health Care	2.4%
Consumer Staples	2.7%
Real Estate	2.8%
Collateralized Mortgage Obligations	2.5%
Industrials	4.9%
Energy	7.8%
Consumer Discretionary	14.6%
Financials	20.5%
U.S. Government & Agencies	30.8%

C000246926
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class I
Trading Symbol	VESDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	4.92%	5.44%
Bloomberg 1-3 Year US Government/Credit Index	4.12%	5.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	4.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 37,140,573
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 91,452
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,140,573 Number of Portfolio Holdings126 Advisory Fee $91,452 Portfolio Turnover45%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Royal Caribbean Group, 6.250%, 03/15/32	1.3%
United States Treasury Note/Bond, 4.625%, 11/15/26	1.2%
United States Treasury Note, 4.375%, 12/15/26	1.2%
Oaktree Strategic Credit Fund, 8.400%, 11/14/28	1.2%
Cantor Fitzgerald LP, 7.200%, 12/12/28	1.2%
Essent Group, Ltd., 6.250%, 07/01/29	1.1%
Amer Sports, Inc., 6.750%, 02/16/31	1.1%
Assured Guaranty US Holdings, Inc., 6.679%, 12/15/66	1.1%
Antares Holdings LP, 6.250%, 10/23/29	1.1%
EQT Corp., 7.500%, 06/01/27	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Asset Backed Securities	3.8%
Materials	1.2%
Utilities	1.4%
Communications	1.8%
Money Market Funds	2.2%
Health Care	2.4%
Consumer Staples	2.7%
Real Estate	2.8%
Collateralized Mortgage Obligations	2.5%
Industrials	4.9%
Energy	7.8%
Consumer Discretionary	14.6%
Financials	20.5%
U.S. Government & Agencies	30.8%

C000221924
Shareholder Report [Line Items]
Fund Name	VELA Small Cap Fund
Class Name	Class A
Trading Symbol	VESAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.36%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.36%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	1.20%	14.66%	14.66%
With Load	-3.86%	13.48%	13.48%
Russell 2000® Index	10.76%	11.56%	11.56%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 143,030,400
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 916,175
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$143,030,400 Number of Portfolio Holdings Long55 Advisory Fee $916,175 Portfolio Turnover43%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	4.5%
Hub Group, Inc. - Class A	3.8%
Valvoline, Inc.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Wix.com Ltd.	3.1%
Performance Food Group Co.	3.0%
Criteo S.A. - ADR	3.0%
Axis Capital Holdings Ltd.	2.8%
Graham Holdings Co. - Class B	2.7%
Alamos Gold, Inc. - Class A	2.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Real Estate	1.1%
Utilities	1.2%
Communications	3.0%
Energy	5.1%
Health Care	7.5%
Technology	8.5%
Financials	10.1%
Materials	10.1%
Consumer Staples	11.1%
Consumer Discretionary	16.5%
Industrials	25.3%

C000221923
Shareholder Report [Line Items]
Fund Name	VELA Small Cap Fund
Class Name	Class I
Trading Symbol	VESMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.11%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.11%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund- Class I	1.42%	14.94%	14.94%
Russell 2000® Index	10.76%	11.56%	11.56%
Russell 3000® Index	17.41%	15.74%	15.74%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 143,030,400
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 916,175
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$143,030,400 Number of Portfolio Holdings Long55 Advisory Fee $916,175 Portfolio Turnover43%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	4.5%
Hub Group, Inc. - Class A	3.8%
Valvoline, Inc.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Wix.com Ltd.	3.1%
Performance Food Group Co.	3.0%
Criteo S.A. - ADR	3.0%
Axis Capital Holdings Ltd.	2.8%
Graham Holdings Co. - Class B	2.7%
Alamos Gold, Inc. - Class A	2.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.0%
Real Estate	1.1%
Utilities	1.2%
Communications	3.0%
Energy	5.1%
Health Care	7.5%
Technology	8.5%
Financials	10.1%
Materials	10.1%
Consumer Staples	11.1%
Consumer Discretionary	16.5%
Industrials	25.3%